Document and Entity Information	Dec. 08, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001483510
Document Type	8-K/A
Document Period End Date	Dec. 08, 2022
Entity Registrant Name	EXPRESS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34742
Entity Tax Identification Number	26-2828128
Entity Address, Address Line One	1 Express Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43230
City Area Code	(614)
Local Phone Number	474-4001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	EXPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Express, Inc. filed a Current Report on Form 8-K with the Securities and Exchange Commission on December 8, 2022 (the “Original Filing”). The sole purpose of this Amendment No. 1 to the Original Filing is to include Exhibits 4.1, 10.1, 10.2, 10.3 and 10.4. No other changes have been made to the Original Filing and this is an exhibits-only filing. This Amendment No. 1 to the Original Filing speaks as of the original filing date of the Original Filing, does not reflect events that may have occurred subsequent to the original filing date, and does not modify the disclosures made in the Original Filing.